Disaggregation of Revenue (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue
Revenue by geographic region

	For the Three Months Ended
	March 31,
Revenue:	2021	2020

	(In thousands)
United States	$3,155,617	$3,157,304
Canada and Mexico	7,302	10,478
Total revenue	$3,162,919	$3,167,782

	For the Years Ended December 31,
Revenue:	2020	2019	2018

	(In thousands)
United States	$12,692,940	$12,581,855	$13,319,091
Canada and Mexico	34,689	41,038	43,048
Total revenue	$12,727,629	$12,622,893	$13,362,139

Schedule of disaggregation of revenue

	For the Three Months Ended
	March 31,
Category:	2021	2020

	(In thousands)
Pay-TV subscriber and related revenue	$3,137,387	$3,130,900
Equipment sales and other revenue	25,532	36,882
Total	$3,162,919	$3,167,782

	For the Years Ended December 31,
Category:	2020	2019	2018
		(In thousands)
Pay-TV video and related revenue	$12,576,470	$12,436,637	$13,197,994
Equipment sales and other revenue	151,159	186,256	164,145
Total	$12,727,629	$12,622,893	$13,362,139